Repossessed Assets Acquired In Settlement Of Loans (Tables)	9 Months Ended
Dec. 31, 2012
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Transactions in repossessed assets
Transactions in repossessed assets for the nine months ended December 31, 2012, and the years ended March 31, 2012 and 2011 are summarized below:

	December 31,	March 31,
	2012	2012	2011
Balance, Beginning Of Period	$14,160,099	$14,433,853	$10,773,050
Additions	2,456,478	4,276,679	15,581,977
Capital Improvements	—	36,877	549,458
Sales	(6,929,152)	(3,978,390)	(11,061,070)
Write Downs	(2,933,000)	(608,920)	(1,409,562)
Balance, End Of Period	$6,754,425	$14,160,099	$14,433,853